condensed interim consolidated statements of income and other comprehensive income - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
OPERATING REVENUES
Service	$ 4,491	$ 4,342	$ 8,934	$ 8,671
Equipment	540	558	1,115	1,095
Operating revenues (arising from contracts with customers)	5,031	4,900	10,049	9,766
Other income	51	74	90	140
Operating revenues and other income	5,082	4,974	10,139	9,906
OPERATING EXPENSES
Goods and services purchased	1,858	1,825	3,705	3,635
Employee benefits expense	1,545	1,473	3,011	2,957
Depreciation	601	608	1,193	1,298
Amortization of intangible assets	403	386	803	759
Impairment of goodwill	500		500
Total	4,907	4,292	9,212	8,649
OPERATING INCOME	175	682	927	1,257
Financing costs	373	382	717	776
INCOME (LOSS) BEFORE INCOME TAXES	(198)	300	210	481
Income taxes	47	79	154	120
NET INCOME (LOSS)	(245)	221	56	361
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(3)	(27)	(14)	32
Foreign currency translation adjustment arising from translating financial statements of foreign operations	(78)	17	(18)	41
Total items that may subsequently be reclassified to income	(81)	(10)	(32)	73
Items never subsequently reclassified to income
Change in measurement of investment financial assets	3	(4)	7	(3)
Employee defined benefit plan re-measurements	27	16	26	51
Total items never subsequently reclassified to income	30	12	33	48
Total	(51)	2	1	121
COMPREHENSIVE INCOME (LOSS)	(296)	223	57	482
NET INCOME (LOSS) ATTRIBUTABLE TO:
Common Shares	7	228	328	355
Non-controlling interests	(252)	(7)	(272)	6
NET INCOME (LOSS)	(245)	221	56	361
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO:
Common Shares	10	220	374	446
Non-controlling interests	(306)	3	(317)	36
COMPREHENSIVE INCOME (LOSS)	$ (296)	$ 223	$ 57	$ 482
NET INCOME PER COMMON SHARE
Basic		$ 0.15	$ 0.22	$ 0.24
Diluted		$ 0.15	$ 0.22	$ 0.24
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	1,525	1,482	1,519	1,479
Diluted	1,530	1,486	1,524	1,483